UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INCOME FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                                USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (30.2%)

            CONSUMER DISCRETIONARY (2.8%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.5%)
  $15,000   DaimlerChrysler N.A. Holding Corp., Global Debentures(a)                          8.00%        6/15/2010    $   16,162
   10,000   Toyota Motor Credit Corp., MTN(a)                                                 4.85         2/27/2015         9,652
                                                                                                                        ----------
                                                                                                                            25,814
                                                                                                                        ----------
            BROADCASTING & CABLE TV (1.1%)
   10,000   Comcast Cable Communications, Inc., Senior Notes                                  6.88         6/15/2009        10,402
    5,000   Cox Enterprises, Inc., Notes(b)                                                   8.00         2/15/2007         5,024
    5,000   Univision Communications, Inc., Senior Notes                                      3.50        10/15/2007         4,871
                                                                                                                        ----------
                                                                                                                            20,297
                                                                                                                        ----------
            CASINOS & GAMING (0.2%)
    5,000   Harrahs Operating Co., Inc., Bonds                                                5.63         6/01/2015         4,222
                                                                                                                        ----------
            Total Consumer Discretionary                                                                                    50,333
                                                                                                                        ----------
            CONSUMER STAPLES (3.1%)
            -----------------------
            BREWERS (0.3%)
    5,000   Miller Brewing Co., Guaranteed Notes(b)                                           4.25         8/15/2008         4,907
                                                                                                                        ----------
            FOOD RETAIL (0.3%)
    5,000   Kroger Co., Notes                                                                 5.50         2/01/2013         4,952
                                                                                                                        ----------
            HOUSEHOLD PRODUCTS (1.4%)
   17,000   Clorox Co., Notes(c)                                                              6.13         2/01/2011        17,581
    8,000   SC Johnson & Son, Inc., Senior Notes(b)                                           5.00        12/15/2012         7,827
                                                                                                                        ----------
                                                                                                                            25,408
                                                                                                                        ----------
            PACKAGED FOODS & MEAT (1.1%)
   15,000   Kellogg Co., Notes, Series B(c)                                                   6.60         4/01/2011        15,832
    5,000   Wm Wrigley Junior Co., Notes                                                      4.30         7/15/2010         4,872
                                                                                                                        ----------
                                                                                                                            20,704
                                                                                                                        ----------
            Total Consumer Staples                                                                                          55,971
                                                                                                                        ----------
            ENERGY (2.1%)
            -------------
            INTEGRATED OIL & GAS (1.3%)
   21,000   Phillips Petroleum Co., Notes(c)                                                  8.75         5/25/2010        23,443
                                                                                                                        ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    8,000   Magellan Midstream Partners, LP, Notes                                            6.45         6/01/2014         8,303
                                                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    5,000   Kinder Morgan Finance Co., ULC, Notes                                             5.35         1/05/2011         4,888
                                                                                                                        ----------
            Total Energy                                                                                                    36,634
                                                                                                                        ----------
            FINANCIALS (10.6%)
            ------------------
            CONSUMER FINANCE (3.0%)
   10,000   American Honda Finance Corp., MTN(b)                                              5.50(d)      5/11/2007        10,010
   25,200   Household Finance Corp., Notes(c)                                                 6.38        10/15/2011        26,470
            SLM Corp.,
    7,000     MTN, CPI Floating Rate Notes                                                    5.52(d)      6/01/2009         6,700
   10,000     Notes                                                                           5.38         1/15/2013        10,026
                                                                                                                        ----------
                                                                                                                            53,206
                                                                                                                        ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.3%)
  $ 5,000   Great-West Life & Annuity Insurance Co., Bonds(b)                                 7.15%        5/16/2046    $    5,272
                                                                                                                        ----------
            MULTI-LINE INSURANCE (0.3%)
    5,000   AIG Sunamerica Global Financing, Senior Notes(b)                                  6.30         5/10/2011         5,232
                                                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
    8,000   Associates Corp. of North America, Global Senior Notes                            6.25        11/01/2008         8,161
   10,000   Bank One Corp., Subordinated Notes                                                7.88         8/01/2010        10,903
    5,000   Citigroup, Inc., Global Notes                                                     4.13         2/22/2010         4,865
   10,000   MBNA American Bank, MTN                                                           6.75         3/15/2008        10,185
    5,000   ZFS Finance USA Trust II, Bonds(b)                                                6.45(d)     12/15/2065         5,002
                                                                                                                        ----------
                                                                                                                            39,116
                                                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (1.7%)
   15,000   Berkshire Hathaway Finance Corp., Senior Notes                                    4.85         1/15/2015        14,596
   10,000   Chubb Corp., Senior Notes                                                         5.20         4/01/2013         9,965
    5,000   Ohio Casualty Corp., Notes                                                        7.30         6/15/2014         5,353
                                                                                                                        ----------
                                                                                                                            29,914
                                                                                                                        ----------
            REGIONAL BANKS (1.0%)
    8,000   Hudson United Bank, Subordinated Notes                                            7.00         5/15/2012         8,607
    5,000   PNC Financial Services, Trust Preferred Securities, Series C                      8.88         3/15/2027         5,277
    5,000   Webster Bank, N.A., CD                                                            5.40        12/13/2006         5,001
                                                                                                                        ----------
                                                                                                                            18,885
                                                                                                                        ----------
            REITs - RETAIL (1.4%)
    9,000   Chelsea Property Group, Notes                                                     6.00         1/15/2013         9,280
   15,000   Pan Pacific Retail Properties, Inc., Notes                                        7.95         4/15/2011        16,459
                                                                                                                        ----------
                                                                                                                            25,739
                                                                                                                        ----------
            THRIFTS & MORTGAGE FINANCE (0.7%)
   12,000   Washington Mutual, Inc., Subordinated Notes                                       8.25         4/01/2010        13,020
                                                                                                                        ----------
            Total Financials                                                                                               190,384
                                                                                                                        ----------
            HEALTH CARE (1.8%)
            ------------------
            BIOTECHNOLOGY (1.1%)
   10,000   Amgen, Inc., Senior Notes                                                         4.85        11/18/2014         9,737
   10,000   Genentech, Inc., Senior Notes                                                     4.75         7/15/2015         9,637
                                                                                                                        ----------
                                                                                                                            19,374
                                                                                                                        ----------
            HEALTH CARE FACILITIES (0.3%)
    5,000   HCA, Inc., Notes                                                                  5.25        11/06/2008         5,012
                                                                                                                        ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Electron Corp., Notes                                                      5.00         6/01/2015         2,369
                                                                                                                        ----------
            MANAGED HEALTH CARE (0.3%)
    5,000   Highmark, Inc., Senior Notes(b)                                                   6.80         8/15/2013         5,287
                                                                                                                        ----------
            Total Health Care                                                                                               32,042
                                                                                                                        ----------
            INDUSTRIALS (2.6%)
            ------------------
            BUILDING PRODUCTS (0.3%)
    5,000   Masco Corp., Notes                                                                6.13        10/03/2016         5,029
                                                                                                                        ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
            John Deere Capital Corp.,
  $10,000     Global Debentures                                                               5.10%        1/15/2013    $    9,914
    5,000     MTN, Series 2005D                                                               5.52(d)      6/10/2008         5,012
                                                                                                                        ----------
                                                                                                                            14,926
                                                                                                                        ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
   10,000   Waste Management, Inc., Senior Notes                                              7.38         8/01/2010        10,722
                                                                                                                        ----------
            RAILROADS (0.9%)
    2,058   CSX Transportation Inc., Notes                                                    9.75         6/15/2020         2,784
    2,842   Norfolk Southern Railway Co., Debentures                                          9.75         6/15/2020         3,878
   10,000   TTX Co., Notes(b)                                                                 5.40         2/15/2016         9,881
                                                                                                                        ----------
                                                                                                                            16,543
                                                                                                                        ----------
            Total Industrials                                                                                               47,220
                                                                                                                        ----------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    5,000   Cisco Systems, Inc., Notes                                                        5.50         2/22/2016         5,067
                                                                                                                        ----------
            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    5,000   Sprint Capital Corp., Guaranteed Global Notes                                     6.00         1/15/2007         5,003
    3,500   US Unwired, Inc., Secured Notes                                                  10.00         6/15/2012         3,867
                                                                                                                        ----------
            Total Telecommunication Services                                                                                 8,870
                                                                                                                        ----------
            UTILITIES (6.4%)
            ----------------
            ELECTRIC UTILITIES (3.2%)
    2,065   FPL Energy American Wind, Senior Secured Bond(b)                                  6.64         6/20/2023         2,159
    5,000   Gulf Power Co., Senior Notes, Series K                                            4.90        10/01/2014         4,871
   10,000   Northern States Power Co., First Mortgage Bond, Series B                          8.00         8/28/2012        11,351
   10,000   Oncor Electric Delivery Co., Senior Secured Notes                                 6.38         5/01/2012        10,389
    4,157   Power Contract Financing, Senior Notes(b)                                         6.26         2/01/2010         4,191
    5,000   PPL Capital Funding, Inc., Guaranteed Notes, Series A                             4.33         3/01/2009         4,874
   10,000   Tristate General & Transport Association, Bonds(b)                                6.04         1/31/2018        10,101
   10,000   West Penn Power Co., Notes                                                        6.63         4/15/2012        10,501
                                                                                                                        ----------
                                                                                                                            58,437
                                                                                                                        ----------
            GAS UTILITIES (2.4%)
    8,000   AGL Capital Corp., Guaranteed Notes                                               6.38         7/15/2016         8,374
    5,000   Enbridge Energy Partners, LP, Senior Notes                                        5.35        12/15/2014         4,814
   10,000   Energy Transfer Partners, LP, Senior Notes                                        5.95         2/01/2015        10,106
    8,000   Gulfstream Natural Gas Systems LLC, Senior Notes(b)                               5.56        11/01/2015         8,015
    5,000   Southern Star Central Gas, Notes(b)                                               6.00         6/01/2016         5,094
    6,000   Valero Logistics Operations, LP, Senior Notes                                     6.05         3/15/2013         6,092
                                                                                                                        ----------
                                                                                                                            42,495
                                                                                                                        ----------
            MULTI-UTILITIES (0.8%)
    5,000   Sempra Energy ESOP, Series 1999(b)                                                4.21        11/01/2014(e)      4,964
    5,000   South Carolina Electric & Gas Co., First Mortgage Bond                            5.30         5/15/2033         4,777
    4,000   Wisconsin Public Service Corp., Senior Secured Notes                              4.88        12/01/2012         3,926
                                                                                                                        ----------
                                                                                                                            13,667
                                                                                                                        ----------
            Total Utilities                                                                                                114,599
                                                                                                                        ----------
            Total Corporate Obligations (cost: $526,461)                                                                   541,120
                                                                                                                        ----------

4

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (12.0%)(f)

            CONSUMER STAPLES (0.6%)
            -----------------------
            FOOD RETAIL (0.6%)
  $10,000   Woolworths Ltd., Notes(b)                                                         5.55%       11/15/2015    $    9,977
                                                                                                                        ----------
            ENERGY (1.2%)
            -------------
            OIL & GAS DRILLING (0.4%)
    6,573   Delek & Avner-Yam Tethys Ltd., Secured Notes(b)                                   6.59(d)      8/01/2013         6,562
                                                                                                                        ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000   RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, Series A(b)                  5.30         9/30/2020         9,673
                                                                                                                        ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   GS Caltex Corp., Notes(a),(b)                                                     5.50        10/15/2015         4,938
                                                                                                                        ----------
            Total Energy                                                                                                    21,173
                                                                                                                        ----------
            FINANCIALS (5.2%)
            -----------------
            DIVERSIFIED BANKS (3.8%)
   10,000   ABN AMRO Bank N.V., Senior Notes                                                  5.46(d)      5/11/2007        10,005
    6,000   Banco Santander, Subordinated Notes(b)                                            5.38        12/09/2014         5,933
    5,000   Canadian Imperial Bank Corp., Pass-Through Certificates,
              Series 2002, Class A-1(b)                                                       7.26         4/10/2032         5,657
   20,000   Landesbank Baden-Wuerttemberg, MTN, Subordinated Notes                            6.35         4/01/2012        21,074
   15,000   Nordea Bank AB, Subordinated Notes(b)                                             5.25        11/30/2012        14,974
   10,000   Royal Bank of Scotland, Senior Notes(b)                                           5.41(d)     11/24/2006        10,001
                                                                                                                        ----------
                                                                                                                            67,644
                                                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    5,000   AXIS Capital Holdings Ltd., Senior Notes                                          5.75        12/01/2014         4,989
                                                                                                                        ----------
            REGIONAL BANKS (0.3%)
    5,000   Kaupthing Bank hf, Notes(b)                                                       7.13         5/19/2016         5,336
                                                                                                                        ----------
            REINSURANCE (0.3%)
    6,000   Stingray Pass-Through Trust Certificates(b)                                       5.90         1/12/2015         5,820
                                                                                                                        ----------
            REITs - RETAIL (0.5%)
   10,000   Westfield Capital Corp., Senior Notes(b)                                          5.13        11/15/2014         9,738
                                                                                                                        ----------
            Total Financials                                                                                                93,527
                                                                                                                        ----------
            INDUSTRIALS (0.6%)
            ------------------
            BUILDING PRODUCTS (0.6%)
   10,000   CRH America, Inc., Notes                                                          6.00         9/30/2016        10,092
                                                                                                                        ----------
            MATERIALS (1.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    5,000   Lafarge S.A., Notes                                                               6.50         7/15/2016         5,217
                                                                                                                        ----------
            DIVERSIFIED METALS & MINING (0.3%)
    5,000   Glencore Funding, LLC, Notes(b)                                                   6.00         4/15/2014         4,864
                                                                                                                        ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
  $10,000   Agrium, Inc., Debentures                                                          8.25%        2/15/2011    $   11,010
    8,000   Yara International ASA, Notes(b)                                                  5.25        12/15/2014         7,706
                                                                                                                        ----------
                                                                                                                            18,716
                                                                                                                        ----------
            Total Materials                                                                                                 28,797
                                                                                                                        ----------
            GOVERNMENT (2.8%)
            -----------------
            FOREIGN GOVERNMENT (2.8%)
   15,000   Province of Quebec, Global Debentures(a)                                          7.00         1/30/2007        15,052
   25,000   Region of Lombardy, Global Notes(c)                                               5.80        10/25/2032        25,956
   10,000   Republic of Poland, Global Unsubordinated Notes(a)                                5.25         1/15/2014        10,063
                                                                                                                        ----------
            Total Government                                                                                                51,071
                                                                                                                        ----------
            Total Eurodollar and Yankee Obligations (cost: $212,276)                                                       214,637
                                                                                                                        ----------
            ASSET-BACKED SECURITIES (4.6%)

            FINANCIALS (4.2%)
            -----------------
            ASSET-BACKED FINANCING (4.2%)
    7,607   Capital One Multi-Asset Execution Trust, Series 2004-C1, Class C1                 3.40        11/16/2009         7,576
   17,000   Chase Credit Card Owner Trust, Series 2002-5, Class A                             5.42(d)     10/15/2009        17,023
   20,000   Citibank Credit Card Issuance Trust, Notes, Series 2003-A4, Class A-4             5.46(d)      3/20/2009        20,019
    9,695   Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class A   5.50         1/18/2011         9,712
      315   Oncor Electric Delivery Transition Bond Co., Bonds, Series 2003-1, Class A1       2.26         2/15/2009           313
   10,000   Permanent Financing plc, Notes, Series 4, Class 2A                                5.46(d)      3/10/2009        10,003
   10,000   Rental Car Finance Corp., Series 2004-1A, Class A (INS)(b)                        5.52(d)      6/25/2009        10,017
                                                                                                                        ----------
            Total Financials                                                                                                74,663
                                                                                                                        ----------
            INDUSTRIALS (0.4%)
            ------------------
            AIRLINES (0.4%)
    3,970   America West Airlines, Inc., Pass-Through Certificates,
              Series 1996-1, Class A, EETC                                                    6.85         7/02/2009         3,972
    4,000   Southwest Airlines Co., Pass-Through Certificates,
              Series 2001-1, Class A-2, EETC                                                  5.50        11/01/2006         4,002
                                                                                                                        ----------
            Total Industrials                                                                                                7,974
                                                                                                                        ----------
            Total Asset-Backed Securities (cost: $82,574)                                                                   82,637
                                                                                                                        ----------
            COMMERCIAL MORTGAGE SECURITIES (8.9%)

            FINANCIALS (8.9%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (8.6%)
            Banc of America Commercial Mortgage, Inc.,
    9,799     Series 2001 PB1, Class A2                                                       5.79         5/11/2035        10,038
   10,000     Series 2003-1, Class A2                                                         4.65         9/11/2036         9,719
            Bear Stearns Commercial Mortgage Securities, Inc.,
   11,545     Series 2006-PW11, Class AAB                                                     5.63         3/11/2039        11,747
    5,008     Series 1998-C1, Class F(b)                                                      6.00         6/16/2030         5,131
    4,000   Chase Commercial Mortgage Securities Corp.,
              First Mortgage Pass-Through Certificates, Series 1998-1, Class D                6.56         5/18/2030         4,067
    5,000   Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class AJ(b)                 4.83         9/20/2051         4,877
   10,000   Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3   6.38        12/18/2035        10,419

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
  $10,000   First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class A2     7.39%       12/15/2031    $   10,563
    3,212   GE Commercial Mortgage Corp., Series 2003-C2, Class A1                            2.78         7/10/2037         3,140
            J.P. Morgan Chase Commercial Mortgage Securities Corp.,
      418     Series 2004-CBX, Class A1                                                       3.18         1/12/2037           416
    7,000     Series 2006-CB16, Class ASB                                                     5.52         5/12/2045         7,108
   10,000     Series 2006-LDP6, Class A-SB                                                    5.49         4/15/2043        10,131
    7,000   LB UBS Commercial Mortgage Trust, Series 2006-C6, Class AAB                       5.40         9/15/2039         7,040
            Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates,
    7,000     Series 2002-MW1, Class A-4                                                      5.62         7/12/2034         7,146
   10,000     Series 2005-CIP1, Class ASB                                                     5.02         7/12/2038         9,893
   10,000   Morgan Stanley Capital I, Inc., Series 2006-HQ9, Class AAB                        5.69         7/12/2044        10,258
    7,000   Morgan Stanley Dean Witter Capital I, Inc., Series 2006-T23, Class AAB            5.97         8/12/2041         7,260
    4,870   Salomon Brothers Mortgage Securities VII, Inc., Series 2000-C3, Class A1          6.34        12/18/2033         4,896
    5,000   Timberstar Trust 1, Commercial Mortgage Pass-Through Certificates,
              Series 2006-1, Series C(b),(g)                                                  5.88        10/15/2036         5,082
            Wachovia Bank Commercial Mortgage Trust,
    5,000     Series 2005-C18, Class A2                                                       4.66         4/15/2042         4,921
   10,500     Series 2005-C18, Class APB                                                      4.81         4/15/2042        10,270
                                                                                                                        ----------
                                                                                                                           154,122
                                                                                                                        ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(h)
   27,750   Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-ESA,
              Class X1 (acquired 6/17/2004; cost $1,614)(b),(i)                               1.83         5/14/2016         1,280
   41,091   Greenwich Capital Commercial Funding Corp., Series 2002-C1,
              Class XP (acquired 8/13/2003; cost $4,217)(b),(i)                               1.93         1/11/2035         2,562
   36,115   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C4 (acquired 8/06/2003; cost: $1,826)(b),(i)                        0.97         4/15/2035         1,128
                                                                                                                        ----------
                                                                                                                             4,970
                                                                                                                        ----------
            Total Financials                                                                                               159,092
                                                                                                                        ----------
            Total Commercial Mortgage Securities (cost: $156,587)                                                          159,092
                                                                                                                        ----------
            U.S. GOVERNMENT AGENCY ISSUES (21.6%)(j)

            DEBENTURES (0.5%)
   10,000   Fannie Mae, CPI Floating Rate Notes(+)                                            5.29(d)      2/17/2009         9,659
                                                                                                                        ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (20.0%)
            Fannie Mae(+),
   30,294     Pool 254766                                                                     5.00         6/01/2033        29,336
   22,953     Pool 829284                                                                     5.50         9/01/2035        22,703
   11,194     Pool 840966                                                                     5.50        10/01/2035        11,072
   19,268     Pool 852513                                                                     5.50         1/01/2036        19,058
   23,903     Pool 745418(k)                                                                  5.50         4/01/2036        23,642
   29,368     Pool 884031                                                                     6.00         5/01/2036        29,559
   24,329     Pool 885273                                                                     6.00         6/01/2036        24,487
    3,094     Pool 190312                                                                     6.50         4/01/2031         3,173
       53     Pool 594787                                                                     6.50         7/01/2031            54
    5,127     Pool 254239                                                                     6.50         3/01/2032         5,254
      143     Pool 050653                                                                     7.00        10/01/2022           148
      100     Pool 050724                                                                     7.00         3/01/2023           103
      560     Pool 197673                                                                     7.00         4/01/2023           579
            Freddie Mac(+),
    7,159     Pool B19376                                                                     5.00         6/01/2020         7,050
   23,154     Pool G18095                                                                     5.00         1/01/2021        22,802

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            Freddie Mac(+),
  $21,563     Pool G18083                                                                     5.50%       11/01/2020    $   21,591
    9,039     Pool J00766                                                                     5.50        12/01/2020         9,051
   11,385     Pool A42616                                                                     5.50        12/01/2035        11,270
   28,986     Pool A44446                                                                     5.50         4/01/2036        28,680
            Government National Mortgage Assn. I,
   16,879     Pool 604568                                                                     5.00         8/15/2033        16,490
    1,538     Pool 465553                                                                     6.00         8/15/2028         1,563
    1,125     Pool 457821                                                                     6.00         9/15/2028         1,144
    1,821     Pool 486544                                                                     6.00         9/15/2028         1,852
   12,013     Pool 780860                                                                     6.00         9/15/2028        12,215
    3,436     Pool 486629                                                                     6.00        10/15/2028         3,493
    1,453     Pool 464490                                                                     6.00         1/15/2029         1,477
      299     Pool 486877                                                                     6.00         1/15/2029           303
    1,357     Pool 495891                                                                     6.00         1/15/2029         1,380
    2,229     Pool 603869                                                                     6.00         1/15/2033         2,263
       53     Pool 346619                                                                     6.50         6/15/2023            55
      777     Pool 344923                                                                     6.50         7/15/2023           800
      113     Pool 352137                                                                     6.50         7/15/2023           116
      395     Pool 370820                                                                     6.50         9/15/2023           406
      485     Pool 347695                                                                     6.50        10/15/2023           499
      814     Pool 354665                                                                     6.50        10/15/2023           838
       88     Pool 365963                                                                     6.50        10/15/2023            90
      814     Pool 337538                                                                     6.50        12/15/2023           838
    1,751     Pool 345138                                                                     6.50        12/15/2023         1,803
      359     Pool 366685                                                                     6.50         1/15/2024           370
      655     Pool 374670                                                                     6.50         2/15/2024           675
      342     Pool 422656                                                                     6.50         4/15/2026           353
    1,925     Pool 780793                                                                     6.50         5/15/2028         1,986
    4,158     Pool 564926                                                                     6.50        10/15/2031         4,284
      278     Pool 320067                                                                     7.00         5/15/2023           288
      185     Pool 352190                                                                     7.00         5/15/2023           191
      208     Pool 354578                                                                     7.00         5/15/2023           215
      258     Pool 354907                                                                     7.00         5/15/2023           267
      375     Pool 357171                                                                     7.00         6/15/2023           387
      310     Pool 357179                                                                     7.00         6/15/2023           321
      165     Pool 359752                                                                     7.00         6/15/2023           171
      121     Pool 337344                                                                     7.00         8/15/2023           125
    1,145     Pool 348925                                                                     7.00         8/15/2023         1,184
      248     Pool 352111                                                                     7.00         8/15/2023           256
      961     Pool 364585                                                                     7.00         8/15/2023           993
      391     Pool 358732                                                                     7.00         9/15/2023           405
      184     Pool 417226                                                                     7.00         1/15/2026           191
      134     Pool 417291                                                                     7.00         3/15/2026           139
       52     Pool 417333                                                                     7.00         3/15/2026            54
    1,304     Pool 780651                                                                     7.00        10/15/2027         1,351
    1,005     Pool 493950                                                                     7.00         6/15/2029         1,040
      595     Pool 504209                                                                     7.00         6/15/2029           615
      988     Pool 473009                                                                     7.00         7/15/2029         1,023
      972     Pool 564758                                                                     7.00         8/15/2031         1,006
      651     Pool 563613                                                                     7.00         7/15/2032           674
      977     Pool 352143                                                                     7.50         7/15/2023         1,019
    1,217     Pool 345637                                                                     7.50         6/15/2026         1,272
      333     Pool 422926                                                                     7.50         6/15/2026           348
    1,083     Pool 345761                                                                     7.50         7/15/2026         1,132

8

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            Government National Mortgage Assn. I,
  $   628     Pool 447582                                                                     7.50%        5/15/2027    $      656
      881     Pool 780716                                                                     7.50         2/15/2028           920
      773     Pool 780990                                                                     7.50        12/15/2028           808
      638     Pool 510300                                                                     7.50         8/15/2029           666
            Government National Mortgage Assn. II,
    5,168     Pool 003375                                                                     5.50         4/20/2033         5,138
    5,508     Pool 003273                                                                     6.00         8/20/2032         5,578
    3,649     Pool 003285                                                                     6.00         9/20/2032         3,695
    1,615     Pool 781494                                                                     6.50         8/20/2031         1,659
                                                                                                                        ----------
                                                                                                                           358,692
                                                                                                                        ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.1%)
    3,333   Perforadora Centrale S.A. de C.V. "A", Guaranteed Bond, Series A, Title XI        5.24        12/15/2018         3,372
    4,667   Rowan Companies, Inc., Guaranteed Bond, Title XI                                  2.80        10/20/2013         4,331
   10,000   Totem Ocean Trailer Express, Inc., Series 2002-1, Title XI                        6.37         4/15/2028        11,006
                                                                                                                        ----------
                                                                                                                            18,709
                                                                                                                        ----------
            Total U.S. Government Agency Issues (cost: $385,310)                                                           387,060
                                                                                                                        ----------
            U.S. TREASURY SECURITIES (9.7%)

            BONDS (2.7%)
   45,771   5.25%, 11/15/2028(a)                                                                                            48,643
                                                                                                                        ----------
            INFLATION-INDEXED NOTES (1.8%)(l)
   32,450   2.38%, 1/15/2025(a)                                                                                             32,858
                                                                                                                        ----------
            NOTES (5.2%)
   38,000   4.00%, 2/15/2014(a)                                                                                             36,620
   43,000   4.00%, 2/15/2015(a)                                                                                             41,251
   15,000   4.25%, 8/15/2015(a)                                                                                             14,627
                                                                                                                        ----------
                                                                                                                            92,498
                                                                                                                        ----------
            Total U.S. Treasury Securities (cost: $173,170)                                                                173,999
                                                                                                                        ----------
            MUNICIPAL BONDS (2.4%)

            APPROPRIATED DEBT (0.2%)
    3,500   New Jersey EDA RB, Series 2005B                                                   5.18        11/01/2015         3,486
                                                                                                                        ----------
            CASINOS & GAMING (0.3%)
    5,000   Mashantucket (Western) Pequot Tribe, CT, RB(b)                                    5.91         9/01/2021         4,910
                                                                                                                        ----------
            ELECTRIC/GAS UTILITIES (0.1%)
    2,795   North Carolina Eastern Municipal Power Agency RB, Series G                        5.55         1/01/2013         2,741
                                                                                                                        ----------
            ESCROWED BONDS (0.1%)
    1,000   New Jersey Turnpike Auth. RB, Series 2003B (INS)(PRE)                             4.25         1/01/2016           942
                                                                                                                        ----------
            GENERAL OBLIGATION (0.1%)
    2,200   Marin County, CA, Taxable Pension GO (INS)                                        4.89         8/01/2016         2,159
                                                                                                                        ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    9,000   Harris County, TX, IDRB, Series 2002                                              5.68         3/01/2023(e)      9,021
                                                                                                                        ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
  $ 2,000   New York Housing Finance Agency RB, Series 2006B                                  5.18%        9/15/2010    $    2,009
                                                                                                                        ----------
            TOLL ROADS (1.0%)
   19,000   New Jersey Turnpike Auth. RB, Series 2003B, Series B (INS)                        4.25         1/01/2016        18,015
                                                                                                                        ----------
            Total Municipal Bonds (cost: $44,495)                                                                           43,283
                                                                                                                        ----------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
            PREFERRED SECURITIES (8.6%)

            CONSUMER STAPLES (0.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
   50,000   Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(b)                                                 4,907
                                                                                                                        ----------
            FINANCIALS (8.3%)
            -----------------
            PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000   Ace Ltd., depositary shares, Series C, 7.80%, cumulative redeemable                                              5,306
                                                                                                                        ----------
            REGIONAL BANKS (0.3%)
   $5,000   Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual                                                 5,379
                                                                                                                        ----------
            REINSURANCE (0.3%)
   $5,000   Swiss Re Capital I L.P., 6.85%, perpetual(b)                                                                     5,232
                                                                                                                        ----------
            REITs - INDUSTRIAL (1.3%)
  120,000   AMB Property Corp., Series O, 7.00%, cumulative redeemable                                                       3,043
  344,500   Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable                                                    20,089
                                                                                                                        ----------
                                                                                                                            23,132
                                                                                                                        ----------
            REITs - OFFICE (1.5%)
  400,000   Duke Realty Corp., Series M, 6.95%, cumulative redeemable                                                       10,224
  446,000   Equity Office Properties Trust, depositary shares,
              Series G, 7.75%, cumulative redeemable(a)                                                                     11,554
  200,000   HRPT Properties Trust, Series C, 7.125%, cumulative redeemable                                                   5,180
                                                                                                                        ----------
                                                                                                                            26,958
                                                                                                                        ----------
            REITs - RESIDENTIAL (1.6%)
  203,000   BRE Properties, Inc., Series C, 6.75%, cumulative redeemable                                                     5,151
  142,500   Equity Residential Properties Trust, depositary shares,
              Series K, 8.29%, cumulative redeemable                                                                         8,287
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable                                                   15,571
                                                                                                                        ----------
                                                                                                                            29,009
                                                                                                                        ----------
            REITs - RETAIL (2.5%)
  200,000   Developers Diversified Realty Corp., Series I, 7.50%, cumulative redeemable                                      5,200
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative redeemable                                   10,673
  200,000   New Plan Excel Realty Trust, Inc., depositary shares,
              Series "E", 7.625%, cumulative redeemable                                                                      5,196
  400,000   Realty Income Corp., "D", 7.375%, cumulative redeemable                                                         10,475
  289,100   Regency Centers Corp., "O", 7.25%, cumulative redeemable                                                         7,553
  201,500   Weingarten Realty Investors, depositary shares,
              Series D, 6.75%, cumulative redeemable                                                                         5,234
                                                                                                                        ----------
                                                                                                                            44,331
                                                                                                                        ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                                            MARKET
NUMBER OF                                                                                                                    VALUE
   SHARES   SECURITY                                                                                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.5%)
  400,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable                                                $    9,962
                                                                                                                        ----------
            Total Financials                                                                                               149,309
                                                                                                                        ----------
            Total Preferred Securities (cost: $143,742)                                                                    154,216
                                                                                                                        ----------
PRINCIPAL
   AMOUNT                                                                                   COUPON
    (000)                                                                                     RATE          MATURITY
---------                                                                                   ------          --------
            MONEY MARKET INSTRUMENTS (2.3%)

            COMMERCIAL PAPER (1.1%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            HOUSEHOLD APPLIANCES (0.5%)
  $10,020   Whirlpool Corp.(b),(m)                                                            5.29%       11/01/2006        10,020
                                                                                                                        ----------
            PUBLISHING (0.6%)
   10,380   New York Times Co.                                                                5.33        11/02/2006        10,378
                                                                                                                        ----------
            Total Consumer Discretionary                                                                                    20,398
                                                                                                                        ----------
            Total Commercial Paper (cost: $20,398)                                                                          20,398
                                                                                                                        ----------
            VARIABLE-RATE DEMAND NOTES (1.2%)(n)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            HOME FURNISHINGS (0.2%)
    3,990   Caddo Parrish, LA, IDB, IDRB, Series 2004 (LOC - Capital One, N.A.)               6.02         7/01/2024         3,990
                                                                                                                        ----------
            FINANCIALS (0.6%)
            -----------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
    5,380   Blood Family Realty Ltd., Notes, Series 2000 (LOC - Sky Bank)                     6.32        12/01/2025         5,380
    1,805   Vista Funding Corp., Notes, Series 1999A (LOC - Sky Bank)                         6.57         3/01/2019         1,805
    2,660   Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)                                 6.32         1/01/2020         2,660
                                                                                                                        ----------
            Total Financials                                                                                                 9,845
                                                                                                                        ----------
            HEALTH CARE (0.3%)
            ------------------
            HEALTH CARE FACILITIES (0.3%)
    4,430   Louisiana Public Facilities Auth., RB, Series 2002D (LOC - Capital One, N.A.)     6.00         7/01/2028         4,430
                                                                                                                        ----------
            UTILITIES (0.1%)
            ----------------
            MULTI-UTILITIES (0.1%)
    2,615   Sempra Energy ESOP, Series 1999A(b)                                               5.95        11/01/2014         2,615
                                                                                                                        ----------
            Total Variable-Rate Demand Notes (cost: $20,880)                                                                20,880
                                                                                                                        ----------
            Total Money Market Instruments (cost: $41,278)                                                                  41,278
                                                                                                                        ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                                   MARKET
   AMOUNT                                                                                   COUPON                           VALUE
    (000)   SECURITY                                                                          RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (10.0%)(o)

            CORPORATE OBLIGATIONS (3.9%)

            FINANCIALS (3.9%)
            -----------------
            INVESTMENT BANKING & BROKERAGE (1.1%)
  $20,000   Links Finance, LLC, Notes(b)                                                      5.34%(d)    11/09/2006    $   20,000
                                                                                                                        ----------
            REGIONAL BANKS (2.8%)
   25,000   American Express Centurion Bank                                                   5.32(d)     10/18/2007        25,012
   25,000   Bank of America, N.A.                                                             5.36(d)      6/13/2007        25,009
                                                                                                                        ----------
                                                                                                                            50,021
                                                                                                                        ----------
            Total Financials                                                                                                70,021
                                                                                                                        ----------
            Total Corporate Obligations                                                                                     70,021
                                                                                                                        ----------
            REPURCHASE AGGREMENTS (6.0%)(p)
   59,000   Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due 11/01/2006 at $59,000 (collateralized by $58,910 of Freddie
              Mac Notes(j),(+), 6.00%, due 8/18/2016; market value $60,181)                                                 59,000
   38,000   Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due
              11/01/2006 at $38,000 (collateralized by $36,400 of Freddie Mac
              Notes(j),(+), 4.38% - 5.60%, due 10/17/2013 - 7/17/2015; $1,952 of
              Fannie Mae Notes(j),(+), 5.41%, due 1/27/2025; $1,104 of Tennesse
              Valley Auth. Bonds(j),(+), 6.25%, due 12/15/2017; combined market
              value $38,760)                                                                                                38,000
   10,000   Merrill Lynch Government Securities, Inc., 5.29%, acquired on 10/31/2006 and due 11/01/2006 at $10,000 (collateralized by $9,945 of
              U.S. Treasury Notes, 4.88%, due 8/15/2016; market value $10,202)                                              10,000
                                                                                                                        ----------
            Total Repurchase Agreements                                                                                    107,000
                                                                                                                        ----------
   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.1%)
  992,526   AIM Short-Term Investment Co. Liquid Assets Portfolio                             5.25(q)              -           993
                                                                                                                        ----------
            Total Short-Term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $177,998)                                                                           178,014
                                                                                                                        ----------

            TOTAL INVESTMENTS (COST: $1,943,891)                                                                        $1,975,336
                                                                                                                        ==========

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           to Portfolio of INVESTMENTS

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Futures contracts are valued at the last quoted sales price.

            7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature

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           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

               and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $44,602,000 and $13,157,000, respectively, resulting in net unrealized appreciation of $31,445,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,791,160,000 at October 31, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $173,477,000.

        (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (c) At October 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

        (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

        (e) Security has a mandatory put, which shortens its effective maturity date.

        (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

        (g) Security was fair valued at October 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

        (h) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

        (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2006, was $4,970,000, which represented 0.3% of the Fund's net assets.

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

        (j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (k) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At October 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $23,642,000.

        (l) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

        (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (n) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

        (o) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (p) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

            agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (q) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

            CD      Certificate of Deposit
            CPI     Consumer Price Index
            EDA     Economic Development Authority
            EETC    Enhanced Equipment Trust Certificate
            ESOP    Employee Stock Ownership Plan
            GO      General Obligation
            IDB     Industrial Development Board
            IDRB    Industrial Development Revenue Bond
            MTN     Medium-Term Note
            PRE     Prerefunded to a date prior to maturity
            RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

            (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp. or MBIA Insurance Corp.

            (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

16

 N O T E S
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

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

              CUSTODIAN AND     State Street Bank and Trust Company
           ACCOUNTING AGENT     P.O. Box 1713
                                Boston, Massachusetts 02105

                INDEPENDENT     Ernst & Young LLP
          REGISTERED PUBLIC     100 West Houston St., Suite 1800
            ACCOUNTING FIRM     San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

             FOR ADDITIONAL     (800) 531-8181
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions (800) 531-8448

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     (800) 531-8066

          USAA SELF-SERVICE     For account balance, last transaction, fund
           TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                (800) 531-8777

            INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48446-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.